Fair Value Measurements - (Details Textual) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Assets measured at fair value	$ 10,632,000	$ 0